Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials	$ 868.3	$ 948.8
Work in progress	77.1	101.5
Finished goods	46.8	39.6
Current inventories	$ 992.2	$ 1,089.9